Goodwill, Intangible Assets and In-Process Revenue Contracts - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 348,563	$ 317,684
Accumulated Amortization	(236,654)	(223,018)
Net Carrying Amount	111,909	94,666
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	316,684	316,684
Accumulated Amortization	(234,894)	(223,018)
Net Carrying Amount	81,790	93,666
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	30,879
Accumulated Amortization	(1,260)
Net Carrying Amount	29,619
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,000	1,000
Accumulated Amortization	(500)
Net Carrying Amount	$ 500	$ 1,000